Financial risk management and fair value estimates (Details 2) $ in Millions	Jun. 30, 2019 ARS ($) Tonne	Jun. 30, 2018 ARS ($) Tonne
Disclosure of financial assets [line items]
Derivatives at fair value	$ 31
Agricultural Business [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	848,590	151,690
Margin	$ 257	$ 18
Premium paid or (collected)	(6)	1
Derivatives at fair value	(94)	2
Gain / (Loss) for valuation at fair value at year-end	$ 54	$ 132
Agricultural Business [Member] | Futures Contract [Member] | Sale Futures [Member] | Corn [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	123,905	17,323
Margin	$ 35	$ 1
Premium paid or (collected)
Derivatives at fair value	(28)	(5)
Gain / (Loss) for valuation at fair value at year-end	$ (33)	$ (8)
Agricultural Business [Member] | Futures Contract [Member] | Sale Futures [Member] | Soybeans [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	184,592	73,274
Margin	$ 129	$ 14
Premium paid or (collected)		(1)
Derivatives at fair value	(36)	19
Gain / (Loss) for valuation at fair value at year-end	$ (20)	$ 86
Agricultural Business [Member] | Futures Contract [Member] | Sale Futures [Member] | Ethanol [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne		2,100
Margin
Premium paid or (collected)
Derivatives at fair value		2
Gain / (Loss) for valuation at fair value at year-end		$ 5
Agricultural Business [Member] | Futures Contract [Member] | Sale Futures [Member] | Wheat [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	26,200
Margin	$ 9
Premium paid or (collected)
Derivatives at fair value
Gain / (Loss) for valuation at fair value at year-end
Agricultural Business [Member] | Futures Contract [Member] | Purchase futures [Member] | Corn [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	86,262
Margin	$ (2)
Premium paid or (collected)
Derivatives at fair value	3
Gain / (Loss) for valuation at fair value at year-end	$ 3
Agricultural Business [Member] | Futures Contract [Member] | Purchase futures [Member] | Soybeans [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	61,284
Margin	$ (21)
Premium paid or (collected)
Derivatives at fair value	4
Gain / (Loss) for valuation at fair value at year-end	$ 4
Agricultural Business [Member] | Futures Contract [Member] | Purchase futures [Member] | Wheat [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	4,100
Margin	$ (1)
Premium paid or (collected)
Derivatives at fair value	(1)
Gain / (Loss) for valuation at fair value at year-end	$ (1)
Agricultural Business [Member] | Option contract [member] | Sale Put Options [Member] | Corn [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	25,949	82,323
Margin
Premium paid or (collected)
Derivatives at fair value	(15)	(9)
Gain / (Loss) for valuation at fair value at year-end	$ (6)	$ 59
Agricultural Business [Member] | Option contract [member] | Sale Put Options [Member] | Soybeans [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	54,407
Margin
Premium paid or (collected)
Derivatives at fair value	(46)
Gain / (Loss) for valuation at fair value at year-end	74
Agricultural Business [Member] | Option contract [member] | Sale Put Options [Member] | Wheat [Member]
Disclosure of financial assets [line items]
Margin
Premium paid or (collected)	1
Derivatives at fair value
Gain / (Loss) for valuation at fair value at year-end	$ (1)
Agricultural Business [Member] | Option contract [member] | Sale Put Options [Member] | Livestock [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	16,500
Margin
Premium paid or (collected)
Derivatives at fair value	(1)
Gain / (Loss) for valuation at fair value at year-end
Agricultural Business [Member] | Option contract [member] | Sale Put Options [Member] | Cotton [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	1,473
Margin
Premium paid or (collected)
Derivatives at fair value	(1)
Gain / (Loss) for valuation at fair value at year-end
Agricultural Business [Member] | Option contract [member] | Purchase Put Option [Member] | Corn [Member]
Disclosure of financial assets [line items]
Margin
Premium paid or (collected)	(1)
Derivatives at fair value
Gain / (Loss) for valuation at fair value at year-end	1
Agricultural Business [Member] | Option contract [member] | Purchase Put Option [Member] | Soybeans [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne		(25,330)
Margin		$ 2
Premium paid or (collected)		1
Derivatives at fair value		(5)
Gain / (Loss) for valuation at fair value at year-end		$ (8)
Agricultural Business [Member] | Option contract [member] | Purchase Put Option [Member] | Wheat [Member]
Disclosure of financial assets [line items]
Margin
Premium paid or (collected)	(1)
Derivatives at fair value
Gain / (Loss) for valuation at fair value at year-end	$ 1
Agricultural Business [Member] | Option contract [member] | Sale Call Options [Member] | Corn [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	108,900	2,000
Margin	$ 54	$ 1
Premium paid or (collected)	6	1
Derivatives at fair value	10
Gain / (Loss) for valuation at fair value at year-end	$ 3	$ (2)
Agricultural Business [Member] | Option contract [member] | Sale Call Options [Member] | Soybeans [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	131,765
Margin	$ 52
Premium paid or (collected)	(1)
Derivatives at fair value	17
Gain / (Loss) for valuation at fair value at year-end	$ 18
Agricultural Business [Member] | Option contract [member] | Sale Call Options [Member] | Wheat [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	14,400
Margin	$ 2
Premium paid or (collected)	(1)
Derivatives at fair value	3
Gain / (Loss) for valuation at fair value at year-end	4
Agricultural Business [Member] | Option contract [member] | Purchased Call Options [Member] | Corn [Member]
Disclosure of financial assets [line items]
Margin
Premium paid or (collected)	(1)
Derivatives at fair value	(6)
Gain / (Loss) for valuation at fair value at year-end	2
Agricultural Business [Member] | Option contract [member] | Purchased Call Options [Member] | Soybeans [Member]
Disclosure of financial assets [line items]
Margin
Premium paid or (collected)	(8)
Derivatives at fair value
Gain / (Loss) for valuation at fair value at year-end
Agricultural Business [Member] | Futures Contract [Member] | Sale Futures [Member] | Cotton [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	423
Margin
Premium paid or (collected)
Derivatives at fair value	3
Gain / (Loss) for valuation at fair value at year-end